Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax benefit (charge) from the excess fair value of compensation expense	(70)	(24)	41
Bank
Tax benefit (charge) from the excess fair value of compensation expense	(69)	(24)	30